INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 3,456,463
Proceeds	2,167,296	$ 1,609,449	$ 651,248
Repayments	(1,880,055)	(536,587)	(597,834)
Debt issuance costs	(48,188)	(42,720)
Accrued finance expense	38,543	32,393
Debt at end of period	3,744,388	3,456,463
Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,456,463	2,390,314	2,325,575
Proceeds	2,167,296	1,609,449	651,248
Repayments	(1,880,055)	(536,587)	(597,834)
Other	684	(6,713)	11,325
Debt at end of period	3,744,388	3,456,463	2,390,314
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,291,790
Debt at end of period	3,754,033	3,291,790
U.S. dollar denominated floating rate debt | Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,279,626	2,178,430	2,114,625
Proceeds	2,167,296	1,509,749	651,248
Repayments	(1,705,055)	(402,187)	(597,834)
Other	2,521	(6,366)	10,391
Debt at end of period	3,744,388	3,279,626	2,178,430
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	175,000
Debt at end of period	0	175,000
U.S. dollar denominated fixed rate debt | Including Other Adjustments
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	176,837	211,884	210,950
Proceeds	0	99,700	0
Repayments	(175,000)	(134,400)	0
Other	(1,837)	(347)	934
Debt at end of period	$ 0	$ 176,837	$ 211,884